Filed pursuant to Rule 497(j)

Registration Nos. 333-140895 and 811-22019

111 West Monroe Street Chicago, Illinois 60603-4080 T 312.845.3000 F 312.701.2361 www.chapman.com

December 1, 2020

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	First Trust Exchange-Traded AlphaDEX®
Registration Nos. 333-140895 and 811-22019

Ladies and Gentlemen:

On behalf of First Trust Exchange-Traded AlphaDEX® Fund (the “Registrant”), in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, (the “Securities Act”), this letter serves to certify that the most recent amendment to the Registration Statement on Form N-1A (the “Registration Statement”) of the Registrant does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. The Registration Statement relates to First Trust Consumer Discretionary AlphaDEX® Fund, First Trust Consumer Staples AlphaDEX® Fund, First Trust Energy AlphaDEX® Fund, First Trust Financials AlphaDEX® Fund, First Trust Health Care AlphaDEX® Fund, First Trust Industrials/Producer Durables AlphaDEX® Fund, First Trust Materials AlphaDEX® Fund, First Trust Technology AlphaDEX® Fund, First Trust Utilities AlphaDEX® Fund, First Trust Large Cap Core AlphaDEX® Fund, First Trust Large Cap Growth AlphaDEX® Fund, First Trust Large Cap Value AlphaDEX® Fund, First Trust Mega Cap AlphaDEX® Fund, First Trust Mid Cap Core AlphaDEX® Fund, First Trust Mid Cap Growth AlphaDEX® Fund, First Trust Mid Cap Value AlphaDEX® Fund, First Trust Multi Cap Growth AlphaDEX® Fund, First Trust Multi Cap Value AlphaDEX® Fund, First Trust Small Cap Core AlphaDEX® Fund, First Trust Small Cap Growth AlphaDEX® Fund and First Trust Small Cap Value AlphaDEX® Fund, each a series of the Registrant. Post-Effective Amendment No. 42, which was the most recent amendment to the Registration Statement, was filed electronically with the Securities and Exchange Commission on November 25, 2020.

If you have any questions or comments, please telephone the undersigned at (312) 845-3484.

Very truly yours,
Chapman and Cutler llp
By:	/s/ Morrison C. Warren
Morrison C. Warren